Other Current Assets - Schedule of Other Current Assets (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Current Assets [Abstract]
Value-added tax recoverable	¥ 47,115,730		¥ 50,830,552
Deposits	2,497,874		2,202,904
Others	2,508,823		2,824,977
Total	¥ 52,122,427	$ 7,281,092	¥ 55,858,433